Consolidated Statements of Changes in Shareholders' Equity - CAD ($) shares in Millions, $ in Millions	Total	Common shares [Member]	Common shares in Share Trusts [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2015		787.2	1.4
Shareholders' equity, beginning balance at Dec. 31, 2015	$ 14,950	$ 3,701	$ (100)	$ 479	$ (1,767)	$ 12,637
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	3,640					3,640
Stock options exercised (in shares)		1.6
Stock options exercised	$ 61	$ 73		(12)
Settlement of equity settled awards (in shares)	0.3	0.3	(0.3)
Settlement of equity settled awards	$ (59)		$ 23	(79)		(3)
Stock-based compensation expense and other	$ 59			62		(3)
Repurchase of common shares (in shares)	(26.4)	(26.4)
Repurchase of common shares	$ (2,000)	$ (127)				(1,873)
Share purchases by Share Trusts (in shares)	0.7	(0.7)	0.7
Share purchases by Share Trusts	$ (60)		$ (60)
Other comprehensive income (loss)	(591)				(591)
Dividends	$ (1,159)					(1,159)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2016	763.8	762.0	1.8
Shareholders' equity, ending balance at Dec. 31, 2016	$ 14,841	$ 3,647	$ (137)	450	(2,358)	13,239
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,484					5,484
Stock options exercised (in shares)		1.2
Stock options exercised	$ 58	$ 68		(10)
Settlement of equity settled awards (in shares)	0.3	0.3	(0.3)
Settlement of equity settled awards	$ (82)		$ 24	(84)		(22)
Stock-based compensation expense and other	$ 75			78		(3)
Repurchase of common shares (in shares)	(20.4)	(20.4)
Repurchase of common shares	$ (2,000)	$ (102)				(1,898)
Share purchases by Share Trusts (in shares)	0.5	(0.5)	0.5
Share purchases by Share Trusts	$ (55)		$ (55)
Other comprehensive income (loss)	(426)				(426)
Dividends	$ (1,239)					(1,239)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2017	744.6	742.6	2.0
Shareholders' equity, ending balance at Dec. 31, 2017	$ 16,656	$ 3,613	$ (168)	434	(2,784)	15,561
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,328					4,328
Stock options exercised (in shares)		1.7
Stock options exercised	$ 103	$ 120		(17)
Settlement of equity settled awards (in shares)	0.4	0.4	(0.4)
Settlement of equity settled awards	$ (67)		$ 31	(68)		(30)
Stock-based compensation expense and other	$ 57			59		(2)
Repurchase of common shares (in shares)	(19.0)	(19.0)
Repurchase of common shares	$ (2,000)	$ (99)				(1,901)
Share purchases by Share Trusts (in shares)	0.4	(0.4)	0.4
Share purchases by Share Trusts	$ (38)		$ (38)
Other comprehensive income (loss)	(65)				(65)
Dividends	$ (1,333)					(1,333)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2018	727.3	725.3	2.0
Shareholders' equity, ending balance at Dec. 31, 2018	$ 17,641	$ 3,634	$ (175)	$ 408	$ (2,849)	$ 16,623